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                                   Rule 497(j)
                                   Reg. No. 33-23281

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select 5 Industrial Portfolio
97-2A, hereby certifies as follows:

          1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

          2) the text of the said amendment to the registration statement has been filed electronically.

                                   Dean Witter Select 5
                                   Industrial Portfolio 97-2A
                                   (Registrant)

                                   By:  Dean Witter Reynolds
                                        Incorporated


                                        Thomas Hines
                                        First Vice President
                                        Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549